Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 1, 2015

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:           Advisors Series Trust (the “Trust”)
(File Nos. 333-17391 and 811-07959)
Scharf Fund (S000035415)
Scharf Balanced Opportunity Fund (S000039497)
Scharf Global Opportunity Fund (S000046127)

Ladies and Gentlemen:

On behalf of the Trust and its series, the Scharf Fund, Scharf Balanced Opportunity Fund and Scharf Global Opportunity Fund (the “Funds”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related proxy voting cards.  The Preliminary Proxy Statement contains a request for shareholders to consider and approve an Investment Advisory Agreement between Scharf Investments, LLC (the “Adviser”) and the Trust, on behalf of the Funds, as a result of a change in control of the Adviser.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6611.

Very truly yours,

/s/ Michelle M. Nelson
Michelle M. Nelson, Esq.
Secretary
Advisors Series Trust

Enclosures